     As filed with the Securities and Exchange Commission on December 7, 1995
                                       1933 Act Registration No. 2-11357
                                       1940 Act Registration No. 811-582

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [__X__]

                      Pre-Effective Amendment No.       ____     [_____]

                      Post-Effective Amendment No.      _73_     [__X__]
                                       and/or

                           (Check appropriate box or boxes)

                           NEUBERGER & BERMAN EQUITY FUNDS
               (Exact Name of the Registrant as Specified in Charter)
                                   605 Third Avenue
                            New York, New York 10158-0180
                      (Address of Principal Executive Offices)

         Registrant's Telephone Number, including area code: (212) 476-8800

                             Lawrence Zicklin, President
                           Neuberger & Berman Equity Funds
                             605 Third Avenue, 2nd Floor
                           New York, New York  10158-0180

                               Arthur C. Delibert, Esq.
                             Kirkpatrick & Lockhart LLP
                               South Lobby - 9th Floor
                                 1800 M Street, N.W.
                             Washington, D.C. 20036-5891
                     (Names and Addresses of agents for service)

     Approximate Date of Proposed Public Offering: Continuous

     It is proposed that this filing will become effective:

     _x__ immediately upon filing pursuant to paragraph (b)
     ____ on ________ __, 1995 pursuant to paragraph (b)
     ____ 60 days after filing pursuant to paragraph (a)(1)
     ____ on __________ pursuant to paragraph (a)(1)
     ____ 75 days after filing pursuant to paragraph (a)(2)
     ____ on __________ pursuant to paragraph (a)(2)


     DC-233293.1

              Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, and filed the notice required by such rule for its 1995 fiscal year on October 24, 1995.

              Neuberger & Berman Equity Funds is a "master/feeder fund." This Post-Effective Amendment No. 73 includes signature pages for the master funds, Global Managers Trust and Equity Managers Trust, and appropriate officers and trustees thereof.

                                                        Page ______ of ______

     <CAPTION

                                                       CALCULATION OF REGISTRATION FEE
                                                       -------------------------------
                                                    Series:  Neuberger & Berman Focus Fund

       Title of                                      Proposed Maximum       Proposed
       Securities           Amount of Shares         Offering Price         Maximum Aggregate           Amount of
       Being Registered     Being Registered         Per Unit               Offering Price              Registration Fee
       ----------------     ----------------         ---------------        -----------------           ----------------

       Shares of Capital    4,061,596.15             $28.56                 $115,999,186*               $40,000*
       Stock, Par Value
       $.001


     The purpose of this filing is, pursuant to staff instructions, to reduce the number of shares registered in Post-Effective Amendment No. 72, filed on November 17, 1995. The fee for 4,061,596.15 shares to be registered by this filing has been recalculated retroactively on the basis of the price in effect on November 14, 1995.


     ___________________________________

     *Calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased by Neuberger & Berman Focus Fund during the fiscal year ended August 31, 1995 is 3,533,676.185 shares ($85,654,807.22). All of said redeemed or repurchased securities were used for reductions pursuant to paragraph (c) of Rule 24f-2 in a Rule 24f-2 notice filed on October 24, 1995. None of said redeemed or repurchased securities are being used for reductions in the amendment being filed today.


                                                       CALCULATION OF REGISTRATION FEE

                                                  Series:  Neuberger & Berman Guardian Fund


       Title of                                     Proposed Maximum
       Securities           Amount of Shares        Offering Price       Proposed Maximum                Amount of
       Being Registered     Being Registered        Per Unit             Aggregate Offering Price        Registration Fee
       ----------------     -----------------       ---------------      ------------------------        -----------------

       Shares of Capital    24,733,288.86           $23.45               $579,995,623.77*                $200,000*
       Stock, Par Value
       $.001



     The purpose of this filing is, pursuant to staff instructions, to reduce the number of shares registered in Post-Effective Amendment No. 72, filed on November 17, 1995. The fee for 24,733,288.86 shares to be registered by this filing has been recalculated retroactively on the basis of the price in effect on November 14, 1995.


     ___________________________________

     *Calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased by Neuberger & Berman Guardian Fund during the fiscal year ended August 31, 1995 is 23,713,894.096 shares ($473,775,845.36). All of said redeemed or repurchased securities were used for reductions pursuant to paragraph (c) of Rule 24f-2 in a Rule 24f-2 notice filed on October 24, 1995. None of said redeemed or repurchased securities are being used for reductions in the amendment being filed today.


                                                       CALCULATION OF REGISTRATION FEE
                                                       -------------------------------

                                                   Series:  Neuberger & Berman Genesis Fund


       Title of                                    Proposed Maximum           Proposed
       Securities Being     Amount of Shares       Offering Price             Maximum Aggregate            Amount of
       Registered           Being Registered       Per Unit                   Offering Price               Registration Fee
       ----------------     ----------------       ----------------           ----------------             ----------------

       Shares of Capital    1,234,028.36           $9.40                      $11,599,866.58*              $4,000*
       Stock, Par Value
       $.001


     The purpose of this filing is, pursuant to staff instructions, to reduce the number of shares registered in Post-Effective Amendment No. 72, filed on November 17, 1995. The fee for 1,234,028.36 shares to be registered by this filing has been recalculated retroactively on the basis of the price in effect on November 14, 1995.


     ___________________________________

     *Calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased by Neuberger & Berman Genesis Fund during the fiscal year ended August 31, 1995 is 8,689,744.454 shares ($71,412,927.26). All of said redeemed or repurchased securities were used for reductions pursuant to paragraph (c) of Rule 24f-2 in a Rule 24f-2 notice filed on October 24, 1995. None of said redeemed or repurchased securities are being used for reductions in the amendment being filed today.


                                                       CALCULATION OF REGISTRATION FEE
                                                       -------------------------------

                                                  Series:  Neuberger & Berman Manhattan Fund


       Title of                                       Proposed Maximum      Proposed Maximum
       Securities Being     Amount of Shares          Offering Price        Aggregate Offering             Amount of
       Registered           Being Registered          Per Unit              Price                          Registration Fee
       ---------------      -----------------         ----------------      ------------------             ----------------

       Shares of Capital    2,193,631.64              $13.22                $28,999,810.28*                $10,000*
       Stock, Par Value
       $.001


     The purpose of this filing is, pursuant to staff instructions, to reduce the number of shares registered in Post-Effective Amendment No. 72, filed on November 17, 1995. The fee for 2,193,631.64 shares to be registered by this filing has been recalculated retroactively on the basis of the price in effect on November 14, 1995.


     ___________________________________

     *Calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased by Neuberger & Berman Manhattan Fund during the fiscal year ended August 31, 1995 is 13,047,731.433 shares ($145,126,622.02). All of said redeemed or repurchased securities were used for reductions pursuant to paragraph (c) of Rule 24f-2 in a Rule 24f-2 notice filed on October 24, 1995. None of said redeemed or repurchased securities are being used for reductions in the amendment being filed today.



                                                       CALCULATION OF REGISTRATION FEE
                                                       -------------------------------

                                                  Series:  Neuberger & Berman Partners Fund


       Title of                                      Proposed Maximum       Proposed
       Securities           Amount of Shares         Offering Price         Maximum Aggregate              Amount of
       Being Registered     Being Registered         Per Unit               Offering Price                 Registration Fee
       ----------------     ----------------         ----------------       -----------------              -----------------

       Shares of Capital    4,917,292.58             $23.59                 $115,998,931.90*               $40,000*
       Stock, Par Value
       $.001


     The purpose of this filing is, pursuant to staff instructions, to reduce the number of shares registered in Post-Effective Amendment No. 72, filed on November 17, 1995. The fee for 4,917,292.58 shares to be registered by this filing has been recalculated retroactively on the basis of the price in effect on November 14, 1995.


     ___________________________________
     *Calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased by Neuberger & Berman Partners Fund during the fiscal year ended August 31, 1995 is 11,807,177.115 shares ($241,908,451.05). All of said redeemed or repurchased securities were used for reductions pursuant to paragraph (c) of Rule 24f-2 in a Rule 24f-2 notice filed on October 24, 1995. None of said redeemed or repurchased securities are being used for reductions in the amendment being filed today.



                                                       CALCULATION OF REGISTRATION FEE


                                                Series:  Neuberger & Berman International Fund


       Title of                                  Proposed Maximum             Proposed
       Securities Being     Amount of Shares     Offering Price               Maximum Aggregate            Amount of
       Registered           Being Registered     Per Unit                     Offering Price               Registration Fee
       ----------------     ----------------     -----------------            -----------------            ----------------

       Shares of Capital    558,217.09           $10.39                       $5,799,875.57*               $2,000*
       Stock, Par Value
       $.001

     The purpose of this filing is, pursuant to staff instructions, to reduce the number of shares registered in Post-Effective Amendment No. 72, filed on November 17, 1995. The fee for 558,217.09 shares to be registered by this filing has been recalculated retroactively on the basis of the price in effect on November 14, 1995.


     ___________________________________

     *Calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased by Neuberger & Berman International Fund during the fiscal year ended August 31, 1995 is 829,931.770 shares ($8,547,387.70). All of said redeemed or repurchased securities were used for reductions pursuant to paragraph (c) of Rule 24f-2 in a Rule 24f-2 notice filed on October 24, 1995. None of said redeemed or repurchased securities are being used for reductions in the amendment being filed today.


                                                       CALCULATION OF REGISTRATION FEE
                                                       -------------------------------

                                             Series:  Neuberger & Berman Socially Responsive Fund


       Title of                                  Proposed Maximum             Proposed
       Securities           Amount of Shares     Offering Price               Maximum Aggregate            Amount of
       Being Registered     Being Registered     Per Unit                     Offering Price               Registration Fee
       ----------------     ----------------     -----------------            ------------------           ----------------

       Shares of Capital    460,690.78           $12.59                       $5,800,096.92*               $2,000*
       Stock, Par Value
       $.001


     The purpose of this filing is, pursuant to staff instructions, to reduce the number of shares registered in Post-Effective Amendment No. 72, filed on November 17, 1995. The fee for 460,690.78 shares to be registered by this filing has been recalculated retroactively on the basis of the retroactive adjustment to the price in effect on November 14, 1995.


     ___________________________________

     *Calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased by Neuberger & Berman Socially Responsive Fund during the fiscal year ended August 31, 1995 is 67,208.175 shares ($691,503.87). All of said redeemed or repurchased securities were used for reductions pursuant to paragraph (c) of Rule 24f-2 in a Rule 24f-2 notice filed on October 24, 1995. None of said redeemed or repurchased securities are being used for reductions in the amendment being filed today.

                                     SIGNATURES
                                     ----------

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, EQUITY MANAGERS TRUST has duly caused the Post-Effective Amendment No. 73 to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 5th day of December, 1995.

                                       EQUITY MANAGERS TRUST

                                 By: /s/ Lawrence Zicklin
                                     --------------------------
                                        Lawrence Zicklin
                                        President

              Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 73 has been signed below by the following persons in the capacities and on the date indicated.



       Signature                                  Title                             Date
       ---------                                  -----                             ----


       /s/ Faith Colish                           Trustee                           December 5, 1995
       ---------------------------
       Faith Colish

       /s/ Donald M. Cox                          Trustee                           December 5, 1995
       --------------------------
       Donald M. Cox

       /s/ Stanley Egener                         Chairman of the Board and         December 5, 1995
       ---------------------------                Trustee (Chief Executive
       Stanley Egener                             Officer)

       /s/ Howard A. Mileaf                       Trustee                           December 5, 1995
       --------------------------
       Howard A. Mileaf

       /s/ Edward I. O'Brien                      Trustee                           December 5, 1995
       --------------------------
       Edward I. O'Brien

       /s/ John T. Patterson, Jr.                 Trustee                           December 5, 1995
       --------------------------
       John T. Patterson, Jr.

       /s/ John P. Rosenthal                      Trustee                           December 5, 1995
       --------------------------
       John P. Rosenthal

       /s/ Cornelius T. Ryan                      Trustee                           December 5, 1995
       --------------------------
       Cornelius T. Ryan





       Signature                                  Title                             Date
       ---------                                  -----                             ----

       /s/ Gustave H. Shubert                     Trustee                           December 5, 1995
       --------------------------
       Gustave H. Shubert

       /s/ Alan R. Gruber                         Trustee                           December 5, 1995
       Alan R. Gruber

       /s/ Lawrence Zicklin                       President and Trustee             December 5, 1995
       --------------------------
       Lawrence Zicklin

       /s/ Michael J. Weiner                      Vice President (Principal         December 5, 1995
       --------------------------                 Financial Officer)
       Michael J. Weiner

       /s/ Richard Russell                        Treasurer (Principal              December 5, 1995
       --------------------------                 Accounting Officer)
       Richard Russell


                                     SIGNATURES
                                     ----------

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER & BERMAN EQUITY FUNDS certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 73 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 5th day of December 1995.

                               NEUBERGER & BERMAN EQUITY FUNDS


                               By:  /s/ Lawrence Zicklin
                                   ---------------------------
                                       Lawrence Zicklin
                                       President

              Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 73 has been signed below by the following persons in the capacities and on the date indicated.

     <CAPTION


       Signature                          Title                             Date
       ---------                          -----                             ----


       /s/ Faith Colish                   Trustee                           December 5, 1995
       --------------------------
       Faith Colish

       /s/ Donald M. Cox                  Trustee                           December 5, 1995
       --------------------------
       Donald M. Cox

       /s/ Stanley Egener                 Chairman of the Board and         December 5, 1995
       --------------------------         Trustee (Chief Executive
       Stanley Egener                     Officer)

       /s/ Howard A. Mileaf               Trustee                           December 5, 1995
       --------------------------
       Howard A. Mileaf

       /s/ Edward I. O'Brien              Trustee                           December 5, 1995
       --------------------------
       Edward I. O'Brien

       /s/ John T. Patterson, Jr.         Trustee                           December 5, 1995
       --------------------------
       John T. Patterson, Jr.

       /s/ John P. Rosenthal              Trustee                           December 5, 1995
       --------------------------
       John P. Rosenthal





       Signature                          Title                             Date
       ---------                          -----                             ----

       /s/ Cornelius T. Ryan              Trustee                           December 5, 1995
       --------------------------
       Cornelius T. Ryan

       /s/ Gustave H. Shubert             Trustee                           December 5, 1995
       --------------------------
       Gustave H. Shubert

       /s/ Alan R. Gruber                 Trustee                           December 5, 1995
       --------------------------
       Alan R. Gruber

       /s/ Lawrence Zicklin               President and Trustee             December 5, 1995
       --------------------------
       Lawrence Zicklin

       /s/ Michael J. Weiner              Vice President  (Principal        December 5, 1995
       --------------------------           Financial Officer)
       Michael J. Weiner

       /s/ Richard Russell                Treasurer (Principal              December 5, 1995
       --------------------------         Accounting Officer)
       Richard Russell

                                     SIGNATURES
                                     ----------

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, GLOBAL MANAGERS TRUST has duly caused the Post-Effective Amendment No. 73 to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 5th day of December 1995.

                               GLOBAL MANAGERS TRUST


                               By:  /s/ Lawrence Zicklin
                                   -----------------------
                                       Lawrence Zicklin
                                       President

              Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 73 has been signed below by the following persons in the capacities and on the date indicated.


       Signature                      Title                            Date
       ---------                      -----                            ----


       /s/ Stanley Egener             Chairman of the Board and        December 5, 1995
       --------------------------     Trustee (Chief Executive
       Stanley Egener                 Officer)

       /s/ Howard A. Mileaf           Trustee                          December 5, 1995
       --------------------------
       Howard A. Mileaf

       /s/ John T. Patterson, Jr.     Trustee                          December 5, 1995
       --------------------------
       John T. Patterson, Jr.

       /s/ John P. Rosenthal          Trustee                          December 5, 1995
       --------------------------
       John P. Rosenthal

       /s/ Michael J. Weiner          Vice President (Principal        December 5, 1995
       --------------------------     Financial Officer)
       Michael J. Weiner

       /s/ Richard Russell            Treasurer (Principal             December 5, 1995
       --------------------------     Accounting Officer)
       Richard Russell